DEBT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 19, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Interests rate					8.00%		8.00%
Interest rate							9.00%
Additional debt discounts				$ 249,000	$ 123,280
Issuance debt conversion features value				$ 445,616	$ 123,280
Convertible promissory note issued							$ 204,488
Description of conversion price					the conversion rate shall be 65% of the Market Price with the Market Price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days		conversion price equal to 65% of the lowest trading price for the common stock during the ten-day period prior to the conversion date
Unamortized debt discount		$ 108,262			$ 108,262		$ 20,323
Promissory note related party							950,550
Debt discount							9,476
Amortized debt discount					292,470		3,653
Carrying value of unamortized debt discount		249,008			249,008		178,653
Accrued interest							$ 2,714
Term of convertible promissory note							1 year
Settlement of derivative liabilities							$ 59,831
Note Payable to related party		63,456			63,456		63,456	$ 63,456
Accrued interest payable		8,727			8,727		$ 6,346
Accrued interest		$ 52,884			$ 52,884
Common stock shares issued		87,600,557			87,600,557		58,582,469	37,428,394
Common stock shares amount		$ 8,760			$ 8,760		$ 5,858	$ 3,742
Gain (loss) on debt extinguishment		102,579	$ 0		102,579	$ 0
Note Payable to Shareholder		1,220,550			1,220,550
Convertible Notes Payable [Member]
Debt discount					79,577
Settlement of derivative liabilities		$ 173,273			$ 173,273
Common stock shares issued		3,626,643			3,626,643
Debt extinguishment gain					$ 187,895
Fair value of common shares		$ 164,893			164,893
Common stock shares amount		$ 85,316			85,316
Gain (loss) on debt extinguishment, settlemnet amount					187,895
Net loss on debt extinguishment					85,316
Gain (loss) on debt extinguishment					102,579
Chief Executive Officer [Member]
Note Payable to related party							$ 215,500	540,000
Increase in note payable to shareholder					$ 270,000
Related Party Transaction, Due Date					Mar. 15, 2025		Mar. 15, 2025
Asset Purchase Agreement [Member]
Interest rate	5.00%
Accrued interest							$ 6,346	$ 3,173
Note Payable to related party	$ 63,456
Related Party Transaction, Amounts of Transaction	$ 1,902
Maturity term period	three-year
Monthly installments	$ 1,902